Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
December 31, 2019

Rights of use lease assets	$1,189,294

Operating lease liabilities, current	391,665
Operating lease liabilities, noncurrent	781,661
Total operating lease liabilities	$1,173,326

Schedule of weighted average remaining lease terms and discount rates
December 31, 2019
Remaining lease term and discount rate
Weighted average remaining lease term (years)	3.51
Weighted average discount rate	4.75%

Schedule of maturities of lease liabilities
2020	$401,744
2021	366,029
2022	235,033
2023	207,677
2024 and thereafter	60,013
Total lease payments	1,270,496
Less: imputed interest	(97,170)
Present value of lease liabilities	$1,173,326